Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxes:
Current tax expenses	$ 8,061	$ 2,422	$ 1,163
Prior year taxes	0	0	1,971
Total current taxes	8,061	2,422	3,134
Deferred Tax Expense Income Abstract
Deferred tax expenses (income) in respect of the creation and reversal of temporary differences	13,052	34	(2,105)
Income (expenses) from the creation of deferred taxes in respect of losses and unused tax benefits	(8,170)	3,238	(8,869)
Prior year taxes	0	0	(4,513)
Total deferred taxes	4,882	3,272	(15,487)
Total expenses (income) from income taxes	$ (12,943)	$ (5,694)	$ 12,353